CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of changes in equity [abstract]
Comprehensive income attributable to owners of the parent	£ 2,804	£ 3,497	[1]
Share buyback closed period accrual	580	622
Equity attributable to owners of parent	£ 47,012	£ 46,717

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.